Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
AZ-COM MARUWA Holdings Inc.	3,000	$32,083
Hitachi Transport System Ltd.	4,000	258,001
Konoike Transport Co. Ltd.	2,000	23,163
Mitsui-Soko Holdings Co. Ltd.	2,000	51,766
SBS Holdings Inc.	1,000	21,703
		386,716
Auto Components — 3.1%
Exedy Corp.	2,000	24,330
FCC Co. Ltd.	3,000	31,242
G-Tekt Corp.	2,000	22,450
JTEKT Corp.	17,000	126,051
KYB Corp.	1,000	26,590
Musashi Seimitsu Industry Co. Ltd.	4,000	52,150
NGK Spark Plug Co. Ltd.	13,000	254,715
NHK Spring Co. Ltd.	17,000	114,214
Nifco Inc./Japan.	7,000	184,869
Nippon Seiki Co. Ltd.	4,000	24,270
NOK Corp.	7,000	64,886
Pacific Industrial Co. Ltd.	4,000	31,701
Piolax Inc.	2,000	25,423
Shoei Co. Ltd.	2,000	81,386
Stanley Electric Co. Ltd.	11,000	226,178
Sumitomo Riko Co. Ltd.	3,000	13,537
Sumitomo Rubber Industries Ltd.	14,000	121,907
Tokai Rika Co. Ltd.	4,000	45,566
Topre Corp.	3,000	27,730
Toyo Tire Corp.	9,000	103,650
Toyoda Gosei Co. Ltd.	5,000	83,669
Toyota Boshoku Corp.	6,000	84,285
TS Tech Co. Ltd.	7,000	82,454
Yokohama Rubber Co. Ltd. (The)	10,000	165,597
		2,018,850
Automobiles — 0.5%
Mitsubishi Motors Corp.(a)	56,000	261,265
Nissan Shatai Co. Ltd.	6,000	36,557
		297,822
Banks — 4.1%
77 Bank Ltd. (The)	5,000	71,214
Aichi Financial Group Inc., NVS	3,000	48,121
Aozora Bank Ltd.	10,000	189,075
Awa Bank Ltd. (The)	3,000	44,746
Bank of Kyoto Ltd. (The)	5,000	208,923
Chugin Financial Group Inc., NVS	11,000	77,843
Daishi Hokuetsu Financial Group Inc.	3,000	57,399
Fukuoka Financial Group Inc.	14,000	274,300
Gunma Bank Ltd. (The)	29,000	95,315
Hachijuni Bank Ltd. (The)	29,000	109,881
Hirogin Holdings Inc.	21,000	96,776
Hokkoku Financial Holdings Inc.	2,000	64,954
Hokuhoku Financial Group Inc.	10,000	67,947
Hyakugo Bank Ltd. (The)	17,000	43,368
Iyogin Holdings Inc., NVS	19,000	101,323
Juroku Financial Group Inc.	3,000	57,779
Keiyo Bank Ltd. (The)	8,000	31,885
Kiyo Bank Ltd. (The)	5,000	55,760
Kyushu Financial Group Inc.	29,000	84,163
Mebuki Financial Group Inc.	78,000	177,321
Musashino Bank Ltd. (The)	2,000	27,514

Security	Shares	Value

Banks (continued)
Nanto Bank Ltd. (The)	2,000	$34,089
Nishi-Nippon Financial Holdings Inc.	10,000	63,925
North Pacific Bank Ltd.	23,000	41,216
Ogaki Kyoritsu Bank Ltd. (The)	3,000	40,351
Okinawa Financial Group Inc.	2,000	31,330
San-in Godo Bank Ltd. (The)	12,000	66,211
Seven Bank Ltd.	50,000	94,779
Shiga Bank Ltd. (The)	3,000	57,450
Shinsei Bank Ltd.	5,000	85,243
Suruga Bank Ltd.	14,000	43,840
Toho Bank Ltd. (The)	8,000	12,231
TOMONY Holdings Inc.	9,000	22,952
Yamaguchi Financial Group Inc.	17,000	101,094
		2,680,318
Beverages — 0.5%
Coca-Cola Bottlers Japan Holdings Inc.	11,000	117,595
Sapporo Holdings Ltd.	5,000	130,845
Takara Holdings Inc.	12,000	93,844
		342,284
Biotechnology — 0.3%
GNI Group Ltd.(a)	3,097	32,172
PeptiDream Inc.(a)	8,000	101,824
Pharma Foods International Co. Ltd.	2,000	18,983
SanBio Co. Ltd.(a)	3,000	17,946
Takara Bio Inc.	4,000	52,776
		223,701
Building Products — 0.8%
Bunka Shutter Co. Ltd.	4,000	32,826
Central Glass Co. Ltd.	2,000	50,939
Nichias Corp.	4,000	70,991
Nichiha Corp.	2,000	41,502
Nitto Boseki Co. Ltd.	2,000	32,168
Noritz Corp.	2,000	21,708
Sanwa Holdings Corp.	15,000	142,151
Sekisui Jushi Corp.	2,000	26,448
Takara Standard Co. Ltd.	2,000	19,323
Takasago Thermal Engineering Co. Ltd.	4,000	52,439
		490,495
Capital Markets — 0.6%
GMO Financial Holdings Inc.	3,000	11,475
JAFCO Group Co. Ltd.	6,000	105,869
M&A Capital Partners Co. Ltd.(a)	1,000	35,821
Matsui Securities Co. Ltd.	10,000	57,273
Monex Group Inc.	14,000	44,744
Okasan Securities Group Inc.	13,000	36,811
SPARX Group Co. Ltd.	1,400	17,566
Strike Co. Ltd.	1,000	33,010
Tokai Tokyo Financial Holdings Inc.	17,000	44,267
WealthNavi Inc.(a)	2,000	22,547
		409,383
Chemicals — 6.6%
ADEKA Corp.	6,000	99,456
Aica Kogyo Co. Ltd.	4,000	94,902
Air Water Inc.	15,000	177,481
C Uyemura & Co. Ltd.	1,000	50,955
C.I. Takiron Corp.	4,000	14,821
Chugoku Marine Paints Ltd.	3,000	22,643
Daicel Corp.	22,000	160,472
Denka Co. Ltd.	6,000	145,274

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
DIC Corp.	6,000	$110,101
Fujimi Inc.	1,000	51,803
Fujimori Kogyo Co. Ltd.	1,000	23,443
Fuso Chemical Co. Ltd.	1,000	25,969
JCU Corp.	2,000	49,711
Kaneka Corp.	4,000	102,787
Kansai Paint Co. Ltd.	15,000	207,206
Kanto Denka Kogyo Co. Ltd.	3,000	22,677
KeePer Technical Laboratory Co. Ltd.	1,000	31,549
KH Neochem Co. Ltd.	3,000	61,126
Konishi Co. Ltd.	3,000	37,879
Kumiai Chemical Industry Co. Ltd.	6,049	40,932
Kuraray Co. Ltd.	27,000	216,842
Kureha Corp.	1,400	100,133
Lintec Corp.	3,000	49,367
Mitsubishi Gas Chemical Co. Inc.	13,000	187,259
Nihon Parkerizing Co. Ltd.	7,000	50,912
Nippon Kayaku Co. Ltd.	11,000	100,768
Nippon Shokubai Co. Ltd.	2,000	80,648
Nippon Soda Co. Ltd.	2,000	62,505
NOF Corp.	6,000	254,290
Okamoto Industries Inc.	1,000	28,110
Osaka Organic Chemical Industry Ltd.	1,000	15,648
Osaka Soda Co. Ltd.	1,000	30,239
Sakata INX Corp.	4,000	32,337
Sanyo Chemical Industries Ltd.	1,000	32,195
Shikoku Chemicals Corp.	2,000	19,794
Shin-Etsu Polymer Co. Ltd.	3,000	27,498
Showa Denko KK	15,000	241,647
Sumitomo Bakelite Co. Ltd.	3,000	95,459
T Hasegawa Co. Ltd.	3,000	67,795
Taiyo Holdings Co. Ltd.	3,000	55,995
Takasago International Corp.	1,000	20,776
Teijin Ltd.	15,000	145,545
Tenma Corp.	1,000	15,231
Toagosei Co. Ltd.	8,000	68,997
Tokai Carbon Co. Ltd.	17,000	131,173
Tokuyama Corp.	5,000	70,054
Tokyo Ohka Kogyo Co. Ltd.	3,000	151,609
Toyo Gosei Co. Ltd.	400	26,572
Toyo Ink SC Holdings Co. Ltd.	3,000	41,164
Toyobo Co. Ltd.	7,000	53,071
UBE Corp.	8,000	116,749
W-Scope Corp.(a)	4,000	54,110
Zeon Corp.	11,000	107,199
		4,282,878
Commercial Services & Supplies — 1.8%
Aeon Delight Co. Ltd.	2,000	42,655
Daiseki Co. Ltd.	4,012	138,357
Duskin Co. Ltd.	3,000	64,471
Japan Elevator Service Holdings Co. Ltd.	5,000	64,622
Kokuyo Co. Ltd.	7,000	92,542
Matsuda Sangyo Co. Ltd.	1,060	17,935
Midac Holdings Co. Ltd.	1,000	24,877
Mitsubishi Pencil Co. Ltd.	3,000	30,608
Nippon Kanzai Co. Ltd.	1,000	18,536
Nippon Parking Development Co. Ltd.	16,000	28,658
Okamura Corp.	5,000	51,855
Park24 Co. Ltd.(a)	11,000	161,805
Pilot Corp.	2,000	72,442

Security	Shares	Value

Commercial Services & Supplies (continued)
Prestige International Inc.	8,000	$41,921
Raksul Inc.(a)	2,000	45,935
Sato Holdings Corp.	2,000	28,666
Sohgo Security Services Co. Ltd.	6,000	163,126
TRE Holdings Corp.	4,000	46,082
		1,135,093
Construction & Engineering — 3.5%
Chiyoda Corp.(a)	13,000	35,947
Chudenko Corp.	2,000	30,365
COMSYS Holdings Corp.	9,000	162,237
Daiho Corp.	1,000	32,373
EXEO Group Inc.	8,000	124,177
Hazama Ando Corp.	14,000	89,308
INFRONEER Holdings Inc.	21,040	158,221
JDC Corp.	4,000	16,657
JGC Holdings Corp.	18,000	249,666
Kandenko Co. Ltd.	7,000	44,327
Kinden Corp.	10,000	107,430
Kumagai Gumi Co. Ltd.	3,000	55,538
Kyudenko Corp.	4,000	96,237
MIRAIT ONE corp.	8,000	88,293
Nippon Densetsu Kogyo Co. Ltd.	3,000	37,272
Nippon Road Co. Ltd. (The)	400	18,118
Nishimatsu Construction Co. Ltd.	3,000	85,494
Okumura Corp.	3,000	64,165
Penta-Ocean Construction Co. Ltd.	23,000	108,846
Raito Kogyo Co. Ltd.	3,000	45,219
Raiznext Corp.	2,000	18,345
Sanki Engineering Co. Ltd.	3,000	34,938
SHO-BOND Holdings Co. Ltd.	3,000	132,825
Sumitomo Densetsu Co. Ltd.	1,000	18,565
Sumitomo Mitsui Construction Co. Ltd.	12,000	36,882
Taihei Dengyo Kaisha Ltd.	1,000	23,007
Taikisha Ltd.	2,000	51,668
Takamatsu Construction Group Co. Ltd.	1,000	14,283
Toa Corp./Tokyo.	1,000	17,168
Toda Corp.	18,000	96,231
Toenec Corp.	1,000	24,936
Tokyu Construction Co. Ltd.	7,040	33,704
Totetsu Kogyo Co. Ltd.	2,000	37,189
Toyo Construction Co. Ltd.	5,000	30,435
Yokogawa Bridge Holdings Corp.	2,000	28,228
Yurtec Corp.	3,000	15,767
		2,264,061
Construction Materials — 0.4%
Maeda Kosen Co. Ltd.	1,000	23,802
Mitani Sekisan Co. Ltd.	1,000	30,822
Sumitomo Osaka Cement Co.Ltd.	3,000	70,811
Taiheiyo Cement Corp.	10,000	158,181
		283,616
Consumer Finance — 1.1%
AEON Financial Service Co. Ltd.	9,000	96,820
Aiful Corp.	26,000	77,449
Credit Saison Co. Ltd.	12,000	153,850
J Trust Co. Ltd.	5,000	19,625
Jaccs Co. Ltd.	2,000	57,103
Marui Group Co. Ltd.	15,000	256,395
Orient Corp.	4,300	37,564
		698,806

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.6%
FP Corp.	4,100	$113,808
Fuji Seal International Inc.	3,000	41,146
Rengo Co. Ltd.	16,000	101,061
Toyo Seikan Group Holdings Ltd.	11,000	128,350
		384,365
Distributors — 0.2%
Arata Corp.	1,000	29,396
Doshisha Co. Ltd.	2,000	22,236
Paltac Corp.	3,000	94,858
		146,490
Diversified Consumer Services — 0.2%
Benesse Holdings Inc.	6,000	87,237
LITALICO Inc.	2,000	34,663
Riso Kyoiku Co. Ltd.	9,000	21,225
		143,125
Diversified Financial Services — 0.9%
eGuarantee Inc.	3,000	54,080
Financial Products Group Co. Ltd.	5,000	42,739
Fuyo General Lease Co. Ltd.	1,500	96,319
Japan Securities Finance Co. Ltd.	8,000	59,964
Mizuho Leasing Co. Ltd.	2,000	48,255
Ricoh Leasing Co. Ltd.	1,000	26,619
Tokyo Century Corp.	3,000	104,030
Zenkoku Hosho Co. Ltd.	4,000	148,936
		580,942
Diversified Telecommunication Services — 0.4%
ARTERIA Networks Corp.	2,000	18,246
Internet Initiative Japan Inc.	8,000	144,851
JTOWER Inc.(a)	1,000	49,147
Usen-Next Holdings Co. Ltd.	1,000	17,273
Vision Inc./Tokyo Japan(a)	3,000	30,393
		259,910
Electric Utilities — 1.1%
Chugoku Electric Power Co. Inc. (The)	23,000	119,850
Hokkaido Electric Power Co. Inc.	14,000	46,324
Hokuriku Electric Power Co.	14,000	54,760
Kyushu Electric Power Co. Inc.	34,000	177,917
Okinawa Electric Power Co. Inc. (The)	4,092	31,451
Shikoku Electric Power Co. Inc.	13,000	71,418
Tohoku Electric Power Co. Inc.	38,000	180,777
		682,497
Electrical Equipment — 1.3%
Daihen Corp.	2,000	59,957
Fujikura Ltd.	20,000	164,170
Furukawa Electric Co. Ltd.	6,000	114,175
GS Yuasa Corp.	5,000	79,393
Idec Corp./Japan.	2,000	48,141
Mabuchi Motor Co. Ltd.	4,000	121,149
Nippon Carbon Co. Ltd.	1,000	31,673
Nissin Electric Co. Ltd.	4,000	39,384
Nitto Kogyo Corp.	2,000	34,041
Sanyo Denki Co. Ltd.	1,000	45,567
Toyo Tanso Co. Ltd.	1,000	28,906
Ushio Inc.	8,000	104,982
		871,538
Electronic Equipment, Instruments & Components — 3.9%
Ai Holdings Corp.	3,000	48,859
Alps Alpine Co. Ltd.	16,000	153,480

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Amano Corp.	4,000	$72,613
Anritsu Corp.	11,000	118,407
Canon Electronics Inc.	2,000	23,095
Canon Marketing Japan Inc.	4,000	91,007
Citizen Watch Co. Ltd.	20,000	87,825
Daiwabo Holdings Co. Ltd.	7,000	111,681
Dexerials Corp.	5,000	119,998
Hioki E.E. Corp.	1,000	50,243
Horiba Ltd.	3,000	137,887
Hosiden Corp.	4,000	47,657
Iriso Electronics Co. Ltd.	2,000	70,122
Japan Aviation Electronics Industry Ltd.	3,000	51,804
Japan Display Inc.(a)	64,000	23,005
Kaga Electronics Co. Ltd.	1,000	32,263
Koa Corp.	2,000	32,392
Macnica Holdings Inc.	3,000	76,036
Maruwa Co. Ltd./Aichi	1,000	138,966
Maxell Ltd.	4,000	41,340
Meiko Electronics Co. Ltd.	2,000	44,717
Nichicon Corp.	4,000	41,486
Nippon Ceramic Co. Ltd.	2,000	38,811
Nippon Electric Glass Co. Ltd.	7,000	129,814
Nippon Signal Company Ltd.	3,000	22,653
Nissha Co. Ltd.	3,000	38,743
Nohmi Bosai Ltd.	2,000	23,260
Oki Electric Industry Co. Ltd.	6,000	31,967
Optex Group Co. Ltd.	3,000	47,352
Restar Holdings Corp.	1,000	16,220
Riken Keiki Co. Ltd.	1,000	36,920
Ryosan Co. Ltd.	2,000	41,592
Ryoyo Electro Corp.	1,000	17,166
Siix Corp.	2,000	20,597
Taiyo Yuden Co. Ltd.	10,000	323,017
Topcon Corp.	9,000	109,748
Yokowo Co. Ltd.	1,000	17,725
		2,530,468
Energy Equipment & Services — 0.0%
Modec Inc.(a)	2,000	22,380

Entertainment — 0.9%
Avex Inc.	3,000	33,530
Bushiroad Inc.	2,000	10,955
COLOPL Inc.	5,000	25,073
Daiichikosho Co. Ltd.	3,000	89,867
DeNA Co. Ltd.	7,000	94,540
GungHo Online Entertainment Inc.	4,000	60,978
Mixi Inc.	3,000	54,029
Shochiku Co. Ltd.(a)	1,000	87,022
Toei Animation Co. Ltd.	700	75,272
Toei Co. Ltd.	500	69,153
		600,419
Equity Real Estate Investment Trusts (REITs) — 8.7%
Activia Properties Inc.	60	186,282
Advance Logistics Investment Corp.	50	53,427
Advance Residence Investment Corp.	110	275,163
AEON REIT Investment Corp.	140	162,505
Comforia Residential REIT Inc.	50	114,633
CRE Logistics REIT Inc.	40	59,774
Daiwa Office Investment Corp.	30	147,914
Daiwa Securities Living Investments Corp.	160	137,195

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Frontier Real Estate Investment Corp.	40	$153,847
Fukuoka REIT Corp.	50	63,342
Global One Real Estate Investment Corp.	80	62,291
Hankyu Hanshin REIT Inc.	50	55,564
Heiwa Real Estate REIT Inc.	70	82,076
Hoshino Resorts REIT Inc.	20	100,040
Hulic Reit Inc.	110	138,008
Ichigo Office REIT Investment Corp.	100	62,263
Industrial & Infrastructure Fund Investment Corp.	160	185,284
Invincible Investment Corp.	510	177,371
Japan Excellent Inc.	100	99,335
Japan Hotel REIT Investment Corp.	380	207,202
Japan Logistics Fund Inc.	70	163,408
Japan Prime Realty Investment Corp.	70	200,387
Kenedix Office Investment Corp.	80	196,606
Kenedix Residential Next Investment Corp.	80	121,581
Kenedix Retail REIT Corp.	50	96,576
LaSalle Logiport REIT	150	176,119
Mirai Corp.	150	51,177
Mitsubishi Estate Logistics REIT Investment Corp.	40	128,024
Mitsui Fudosan Logistics Park Inc.	51	185,175
Mori Hills REIT Investment Corp.	130	152,818
Mori Trust Hotel Reit Inc.	30	29,471
Mori Trust Sogo REIT Inc.	80	85,286
Nippon Accommodations Fund Inc.	40	182,280
NIPPON REIT Investment Corp.	40	106,591
NTT UD REIT Investment Corp.	120	128,621
One REIT Inc.	20	36,743
Orix JREIT Inc.	220	309,642
Samty Residential Investment Corp.	30	26,136
Sekisui House Reit Inc.	350	205,032
SOSiLA Logistics REIT Inc.	50	49,984
Star Asia Investment Corp.	140	56,946
Starts Proceed Investment Corp.	20	34,048
Takara Leben Real Estate Investment Corp.	50	37,727
Tokyu REIT Inc.	70	109,798
United Urban Investment Corp.	250	280,696
		5,674,388
Food & Staples Retailing — 3.4%
Aeon Hokkaido Corp.	2,000	17,214
Ain Holdings Inc.	2,000	98,215
Arcs Co. Ltd.	3,000	45,877
Axial Retailing Inc.	1,000	24,818
Belc Co. Ltd.	1,000	41,691
Cawachi Ltd.	1,000	15,391
Cosmos Pharmaceutical Corp.	2,000	203,879
Create SD Holdings Co. Ltd.	2,000	44,847
Daikokutenbussan Co. Ltd.	500	19,278
Fuji Co. Ltd./Ehime	2,000	27,260
G-7 Holdings Inc.	2,000	22,344
Genky DrugStores Co. Ltd.	1,000	25,421
Halows Co. Ltd.	1,000	21,821
Heiwado Co. Ltd.	2,000	29,586
Inageya Co. Ltd.	2,000	17,252
Kato Sangyo Co. Ltd.	2,000	51,183
Kusuri no Aoki Holdings Co. Ltd.	1,400	77,482
Lawson Inc.	4,000	143,266
Life Corp.	1,000	17,959
MatsukiyoCocokara & Co.	9,000	376,010
Maxvalu Tokai Co. Ltd.	1,000	20,398

Security	Shares	Value

Food & Staples Retailing (continued)
Mitsubishi Shokuhin Co. Ltd.	1,000	$23,675
Oisix ra daichi Inc.(a)	2,000	28,515
Retail Partners Co. Ltd.	2,000	18,058
San-A Co. Ltd.	2,000	63,469
Shoei Foods Corp.	1,000	31,237
Sugi Holdings Co. Ltd.	3,000	135,421
Sundrug Co. Ltd.	6,000	160,144
Tsuruha Holdings Inc.	3,000	194,267
United Super Markets Holdings Inc.	4,000	32,056
Valor Holdings Co. Ltd.	3,000	38,519
Yaoko Co. Ltd.	2,000	97,506
Yokorei Co. Ltd.	3,000	21,755
		2,185,814
Food Products — 3.9%
Ariake Japan Co. Ltd.	2,000	67,137
Calbee Inc.	7,000	147,782
DyDo Group Holdings Inc.	1,000	35,358
Ezaki Glico Co. Ltd.	4,000	104,374
Fuji Oil Holdings Inc.	4,000	61,620
Fujicco Co. Ltd.	2,000	27,527
Fujiya Co. Ltd.	1,000	19,157
Hokuto Corp.	2,000	27,477
House Foods Group Inc.	5,000	99,034
Itoham Yonekyu Holdings Inc.	13,000	64,804
J-Oil Mills Inc.	2,000	22,035
Kagome Co. Ltd.	6,000	133,455
Kameda Seika Co. Ltd.	1,000	31,665
Kewpie Corp.	8,000	142,568
Kotobuki Spirits Co. Ltd.	2,000	113,885
Maruha Nichiro Corp.	4,000	71,590
Megmilk Snow Brand Co. Ltd.	3,000	37,875
Mitsui DM Sugar Holdings Co. Ltd.	1,000	14,225
Morinaga & Co. Ltd./Japan	3,000	80,822
Morinaga Milk Industry Co. Ltd.	3,000	97,175
NH Foods Ltd.	7,000	188,469
Nichirei Corp.	9,000	182,114
Nippn Corp., New	4,000	46,194
Nippon Suisan Kaisha Ltd.	24,000	91,471
Nisshin Oillio Group Ltd. (The)	2,000	48,590
Prima Meat Packers Ltd.	2,000	29,735
Riken Vitamin Co. Ltd.	2,000	25,859
S Foods Inc.	1,000	21,276
Sakata Seed Corp.	2,000	68,454
Showa Sangyo Co. Ltd.	1,000	17,818
Toyo Suisan Kaisha Ltd.	7,000	294,276
Yamazaki Baking Co. Ltd.	10,000	114,954
		2,528,775
Gas Utilities — 0.5%
Nippon Gas Co. Ltd.	9,000	138,427
Saibu Gas Holdings Co. Ltd.	2,000	24,485
Shizuoka Gas Co. Ltd.	3,000	24,163
Toho Gas Co. Ltd.	6,000	118,559
		305,634
Health Care Equipment & Supplies — 1.5%
CYBERDYNE Inc.(a)	9,000	21,568
Eiken Chemical Co. Ltd.	3,000	41,754
Hogy Medical Co. Ltd.	2,000	50,894
Japan Lifeline Co. Ltd.	5,000	34,802
Jeol Ltd.	4,000	135,504

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Mani Inc.	6,000	$99,707
Menicon Co. Ltd.	5,000	107,383
Nagaileben Co. Ltd.	2,000	29,383
Nakanishi Inc.	6,000	125,788
Nihon Kohden Corp.	7,000	163,808
Nipro Corp.	12,000	89,143
Paramount Bed Holdings Co. Ltd.	3,000	58,901
PHC Holdings Corp.	2,000	23,494
		982,129
Health Care Providers & Services — 1.7%
Alfresa Holdings Corp.	14,000	170,458
Amvis Holdings Inc.	2,000	47,293
As One Corp.	2,000	90,061
BML Inc.	2,000	50,683
Elan Corp.	3,000	22,631
H.U. Group Holdings Inc.	4,000	81,129
Medipal Holdings Corp.	15,000	200,331
Ship Healthcare Holdings Inc.	6,000	121,831
Solasto Corp.	4,000	24,227
Suzuken Co. Ltd.	6,000	161,662
Toho Holdings Co. Ltd.	5,000	77,817
Tokai Corp./Gifu.	2,000	27,293
		1,075,416
Health Care Technology — 0.3%
EM Systems Co. Ltd.	3,000	21,803
JMDC Inc.	2,200	84,405
Medley Inc.(a)	2,000	61,378
		167,586
Hotels, Restaurants & Leisure — 3.4%
Airtrip Corp.(b)	1,000	19,675
Arcland Service Holdings Co. Ltd.	1,000	16,199
Atom Corp.(a)	10,000	57,118
Colowide Co. Ltd.	6,000	78,366
Create Restaurants Holdings Inc.	10,000	68,553
Curves Holdings Co. Ltd.	4,000	28,867
Doutor Nichires Holdings Co. Ltd.	3,000	36,990
Food & Life Companies Ltd.	9,000	165,901
Fuji Kyuko Co. Ltd.	2,000	72,036
Fujio Food Group Inc.	1,000	10,099
Heiwa Corp.	5,016	89,272
Hiday Hidaka Corp.	2,084	29,753
HIS Co. Ltd.(a)	4,000	59,148
Ichibanya Co. Ltd.	1,000	33,169
Kappa Create Co. Ltd.(a)	2,000	20,065
KFC Holdings Japan Ltd.	1,000	20,224
Kisoji Co. Ltd.	2,000	31,191
KOMEDA Holdings Co. Ltd.	4,000	70,253
Koshidaka Holdings Co. Ltd.	4,000	33,535
Kura Sushi Inc.	2,000	48,996
Kyoritsu Maintenance Co. Ltd.	2,080	92,925
Matsuyafoods Holdings Co. Ltd.	1,000	29,052
Monogatari Corp. (The)	1,000	51,285
MOS Food Services Inc.	2,000	46,283
Ohsho Food Service Corp.	1,000	44,107
Open Door Inc.(a)	1,000	14,516
Resorttrust Inc.	7,000	124,642
Ringer Hut Co. Ltd.	2,000	31,972
Round One Corp.	18,000	80,623
Royal Holdings Co. Ltd.	2,000	34,990

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Saizeriya Co. Ltd.	2,000	$41,075
Skylark Holdings Co. Ltd.(a)	19,000	220,964
Tokyotokeiba Co. Ltd.	1,000	29,511
Toridoll Holdings Corp.	4,000	78,784
Tosho Co. Ltd.	1,000	9,019
Yoshinoya Holdings Co. Ltd.	5,000	84,596
Zensho Holdings Co. Ltd.	8,000	202,313
		2,206,067
Household Durables — 2.3%
Casio Computer Co. Ltd.	16,000	158,052
Chofu Seisakusho Co. Ltd.	1,000	14,377
ES-Con Japan Ltd.	3,000	18,359
Fujitsu General Ltd.	5,000	118,588
Haseko Corp.	19,000	210,092
Ki-Star Real Estate Co. Ltd.	1,000	36,195
Nagawa Co. Ltd.	1,000	56,055
Nikon Corp.	25,000	244,443
Pressance Corp.	2,000	23,296
Rinnai Corp.	3,000	224,090
Sangetsu Corp.	3,000	45,926
Sumitomo Forestry Co. Ltd.	12,000	209,522
Tama Home Co. Ltd.	1,000	18,097
Tamron Co. Ltd.	1,000	25,399
Token Corp.	1,000	58,227
Zojirushi Corp.	3,000	35,137
		1,495,855
Household Products — 0.6%
Earth Corp.	1,000	38,865
Lion Corp.	20,000	213,994
Pigeon Corp.	10,000	149,862
		402,721
Independent Power and Renewable Electricity Producers — 0.5%
Electric Power Development Co. Ltd.	12,000	185,150
eRex Co. Ltd.	2,000	37,117
RENOVA Inc.(a)	3,000	60,239
West Holdings Corp.	2,080	67,392
		349,898
Industrial Conglomerates — 0.6%
Katakura Industries Co. Ltd.	1,000	14,402
Keihan Holdings Co. Ltd.	8,000	202,040
Mie Kotsu Group Holdings Inc.	4,000	14,348
Nisshinbo Holdings Inc.	11,000	81,800
Noritsu Koki Co. Ltd.	2,000	38,648
TOKAI Holdings Corp.	8,000	51,005
		402,243
Insurance — 0.0%
Anicom Holdings Inc.	6,000	31,997

Interactive Media & Services — 0.1%
Bengo4.com Inc.(a)	1,000	23,059
Gree Inc.	5,000	28,320
Infocom Corp.	2,000	30,093
		81,472
Internet & Direct Marketing Retail — 0.4%
ASKUL Corp.	3,000	34,689
Belluna Co. Ltd.	4,000	20,131
Demae-Can Co. Ltd.(a)	3,000	11,265
Mercari Inc.(a)	9,000	189,695
		255,780

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 2.6%
Argo Graphics Inc.	1,000	$27,849
Bell System24 Holdings Inc.	3,000	29,587
BIPROGY Inc.	6,000	144,426
Change Inc.	3,000	48,565
Comture Corp.	2,000	38,477
Digital Garage Inc.	3,000	88,559
DTS Corp.	3,000	72,388
Future Corp.	4,000	49,626
GMO GlobalSign Holdings KK	400	11,876
GMO internet group Inc.	6,000	112,523
Infomart Corp.	17,000	57,818
Information Services International-Dentsu Ltd.	2,000	67,446
Kanematsu Electronics Ltd.	1,000	33,315
Mitsubishi Research Institute Inc.	1,000	37,564
NEC Networks & System Integration Corp.	6,000	72,311
NET One Systems Co. Ltd.	7,000	175,852
NS Solutions Corp.	3,000	75,596
NSD Co. Ltd.	5,000	93,759
Relia Inc.	3,000	22,546
SB Technology Corp.	1,000	15,160
SHIFT Inc.(a)	1,000	215,841
Simplex Holdings Inc.	2,000	34,534
TechMatrix Corp.	3,000	36,464
TKC Corp.	2,000	54,643
Transcosmos Inc.	2,000	47,456
Zuken Inc.	1,000	24,229
		1,688,410
Leisure Products — 0.9%
GLOBERIDE Inc.	1,000	19,736
Mizuno Corp.	2,000	42,014
Roland Corp.	1,000	29,705
Sankyo Co. Ltd.	3,000	117,384
Sega Sammy Holdings Inc.	13,000	173,362
Snow Peak Inc.	2,000	33,359
Tomy Co. Ltd.	7,000	64,326
Universal Entertainment Corp.(a)	2,000	35,434
Yonex Co. Ltd.	5,000	50,668
		565,988
Life Sciences Tools & Services — 0.1%
Shin Nippon Biomedical Laboratories Ltd.	2,000	40,017

Machinery — 6.8%
Aichi Corp.	2,000	11,692
Aida Engineering Ltd.	4,000	24,539
Amada Co. Ltd.	29,000	233,795
CKD Corp.	4,000	60,395
Daiwa Industries Ltd.	2,000	17,955
DMG Mori Co. Ltd.	9,000	121,563
Ebara Corp.	8,000	311,038
Fuji Corp./Aichi.	6,000	91,544
Fujitec Co. Ltd.	5,000	110,312
Fukushima Galilei Co. Ltd.	1,000	31,895
Furukawa Co. Ltd.	2,000	18,879
Giken Ltd.	1,000	24,106
Glory Ltd.	4,000	67,399
Harmonic Drive Systems Inc.	4,000	107,748
Hino Motors Ltd.(a)	24,000	109,072
Hirata Corp.	1,000	40,168
Hitachi Zosen Corp.	13,000	85,508
IHI Corp.	12,000	331,158

Security	Shares	Value

Machinery (continued)
Japan Steel Works Ltd. (The)	5,000	$107,479
Kawasaki Heavy Industries Ltd.	13,000	278,581
Kitz Corp.	5,000	31,013
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	29,926
Makino Milling Machine Co. Ltd.	2,000	67,624
Max Co. Ltd.	2,000	30,173
Meidensha Corp.	3,000	43,721
METAWATER Co. Ltd.	2,000	26,194
Mitsubishi Logisnext Co. Ltd.	2,000	13,162
Mitsuboshi Belting Ltd.	2,000	50,141
Miura Co. Ltd.	7,000	168,227
Morita Holdings Corp.	2,000	18,522
Nabtesco Corp.	9,000	226,740
Nachi-Fujikoshi Corp.	1,000	28,349
Nikkiso Co. Ltd.	4,000	29,370
Nitta Corp.	2,000	42,894
Noritake Co. Ltd./Nagoya Japan	1,000	29,553
NSK Ltd.	32,000	178,315
NTN Corp.	34,000	72,469
Obara Group Inc.	1,000	25,423
Oiles Corp.	2,096	22,855
OKUMA Corp.	2,000	76,634
Organo Corp.	2,400	49,789
OSG Corp.	7,000	99,654
Shibaura Machine Co. Ltd.	2,000	40,424
Shibuya Corp.	1,000	18,151
Shima Seiki Manufacturing Ltd.	2,000	30,792
Shinmaywa Industries Ltd.	4,000	29,616
Star Micronics Co. Ltd.	3,000	38,580
Sumitomo Heavy Industries Ltd.	9,000	191,961
Tadano Ltd.	8,000	57,599
Takeuchi Manufacturing Co. Ltd.	3,000	69,828
Takuma Co. Ltd.	5,000	46,730
THK Co. Ltd.	10,000	197,254
Tocalo Co. Ltd.	4,000	36,575
Tsubakimoto Chain Co.	2,000	46,052
Tsugami Corp.	3,000	26,268
Union Tool Co.	1,000	25,721
YAMABIKO Corp.	3,000	24,892
		4,426,017
Marine — 0.5%
Iino Kaiun Kaisha Ltd.	6,000	41,124
Kawasaki Kisen Kaisha Ltd.	13,000	249,016
NS United Kaiun Kaisha Ltd.	1,000	27,765
		317,905
Media — 0.6%
Direct Marketing MiX Inc.	2,000	21,885
Fuji Media Holdings Inc.	4,000	31,489
Kadokawa Corp.	8,016	150,551
Nippon Television Holdings Inc.	4,000	30,926
Septeni Holdings Co. Ltd.	5,000	14,446
SKY Perfect JSAT Holdings Inc.	14,000	51,958
TBS Holdings Inc.	3,000	34,399
TV Asahi Holdings Corp.	2,000	20,048
ValueCommerce Co. Ltd.	1,000	15,444
Vector Inc.	2,000	18,929
Zenrin Co. Ltd.	3,000	18,858
		408,933

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 2.1%
Asahi Holdings Inc.	6,000	$89,785
Daido Steel Co. Ltd.	2,000	64,710
Daiki Aluminium Industry Co. Ltd.	2,000	19,102
Dowa Holdings Co. Ltd.	5,000	166,082
Kobe Steel Ltd.	28,000	127,052
Kyoei Steel Ltd.	2,000	18,930
Maruichi Steel Tube Ltd.	5,000	103,997
Mitsubishi Materials Corp.	10,000	159,865
Mitsui Mining & Smelting Co. Ltd.	5,000	115,040
Nippon Light Metal Holdings Co. Ltd.	5,000	56,050
Nittetsu Mining Co. Ltd.	1,000	22,775
OSAKA Titanium Technologies Co. Ltd.	2,000	60,758
Pacific Metals Co. Ltd.	1,000	15,128
Sanyo Special Steel Co. Ltd.	2,000	32,549
Toho Titanium Co. Ltd.	3,000	60,441
Tokyo Steel Manufacturing Co. Ltd.	5,000	51,319
UACJ Corp.	3,014	51,286
Yamato Kogyo Co. Ltd.	3,000	103,432
Yodogawa Steel Works Ltd.	2,000	37,233
		1,355,534
Multiline Retail — 1.6%
H2O Retailing Corp.	6,035	53,673
Isetan Mitsukoshi Holdings Ltd.	28,000	270,955
Izumi Co. Ltd.	3,000	65,976
J Front Retailing Co. Ltd.	20,000	169,334
Kintetsu Department Store Co. Ltd.(a)	1,000	17,954
Ryohin Keikaku Co. Ltd.	21,000	223,917
Seria Co. Ltd.	4,000	73,422
Takashimaya Co. Ltd.	12,000	156,003
		1,031,234
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	6,000	168,767
Itochu Enex Co. Ltd.	4,000	29,693
Iwatani Corp.	4,000	169,096
Japan Petroleum Exploration Co. Ltd.	3,000	94,097
Mitsuuroko Group Holdings Co. Ltd.	2,000	15,497
San-Ai Obbli Co. Ltd.	4,000	37,817
		514,967
Paper & Forest Products — 0.3%
Daiken Corp.	1,000	15,614
Daio Paper Corp.	7,000	54,458
Hokuetsu Corp.	10,000	56,790
Nippon Paper Industries Co. Ltd.	8,000	56,235
Tokushu Tokai Paper Co. Ltd.	1,000	20,615
		203,712
Personal Products — 1.1%
Euglena Co. Ltd.(a)	8,000	52,833
Fancl Corp.	6,000	112,924
Mandom Corp.	3,000	31,634
Milbon Co. Ltd.	2,000	83,638
Noevir Holdings Co. Ltd.	1,000	42,617
Pola Orbis Holdings Inc.	8,000	105,068
Rohto Pharmaceutical Co. Ltd.	8,000	262,078
YA-MAN Ltd.	2,000	19,153
		709,945
Pharmaceuticals — 1.9%
Hisamitsu Pharmaceutical Co. Inc.	4,000	113,570
JCR Pharmaceuticals Co. Ltd.	5,000	70,562
Kaken Pharmaceutical Co. Ltd.	3,000	86,307

Security	Shares	Value

Pharmaceuticals (continued)
Kissei Pharmaceutical Co. Ltd.	2,000	$37,055
KYORIN Holdings Inc.	3,000	38,738
Mochida Pharmaceutical Co. Ltd.	2,000	49,479
Santen Pharmaceutical Co. Ltd.	30,000	245,074
Sawai Group Holdings Co. Ltd.	3,000	92,893
Sosei Group Corp.(a)	6,000	83,630
Sumitomo Pharma Co., Ltd.	15,000	117,175
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	122,640
Torii Pharmaceutical Co. Ltd.	1,000	21,236
Towa Pharmaceutical Co. Ltd.	2,000	30,813
Tsumura & Co.	5,000	109,571
ZERIA Pharmaceutical Co. Ltd.	2,000	32,512
		1,251,255
Professional Services — 2.8%
BayCurrent Consulting Inc.	12,000	398,819
Benefit One Inc.	6,000	95,995
BeNext-Yumeshin Group Co.	5,016	70,884
Dip Corp.	3,000	90,174
en Japan Inc.	3,000	54,094
Fullcast Holdings Co. Ltd.	2,000	45,281
Funai Soken Holdings Inc.	3,000	61,495
Insource Co. Ltd.	2,000	50,002
IR Japan Holdings Ltd.	1,000	13,393
JAC Recruitment Co. Ltd.	1,000	18,959
Link And Motivation Inc.	3,000	15,743
Management Solutions Co. Ltd.	1,000	28,397
Meitec Corp.	6,000	111,990
Nomura Co. Ltd.	7,000	52,968
Outsourcing Inc.	9,000	67,054
Pasona Group Inc.	2,000	30,377
SMS Co. Ltd.	6,000	161,137
S-Pool Inc.	5,000	34,691
TechnoPro Holdings Inc.	9,000	252,170
UT Group Co. Ltd.	2,000	40,005
Visional Inc.(a)	1,000	76,390
WDB Holdings Co. Ltd.	1,000	17,372
Weathernews Inc.	400	22,398
		1,809,788
Real Estate Management & Development — 1.9%
Aeon Mall Co. Ltd.	9,000	108,692
Goldcrest Co. Ltd.	1,000	12,885
Heiwa Real Estate Co. Ltd.	3,000	89,571
Ichigo Inc.	22,000	49,683
Katitas Co. Ltd.	4,000	93,343
Keihanshin Building Co. Ltd.	2,000	18,717
Leopalace21 Corp.(a)	14,000	31,373
Relo Group Inc.	9,000	150,003
SAMTY Co. Ltd.	2,000	33,207
SRE Holdings Corp.(a)	1,000	34,115
Starts Corp. Inc.	3,000	60,427
Sun Frontier Fudousan Co. Ltd.	2,000	17,133
TKP Corp.(a)	1,000	19,472
TOC Co. Ltd.	3,000	16,000
Tokyo Tatemono Co. Ltd.	16,000	224,655
Tokyu Fudosan Holdings Corp.	52,000	282,385
Tosei Corp.	2,000	20,509
		1,262,170
Road & Rail — 2.9%
Fukuyama Transporting Co. Ltd.	2,000	51,372

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Hamakyorex Co. Ltd.	1,000	$25,064
Keikyu Corp.	18,000	188,903
Kyushu Railway Co.	11,000	242,621
Maruzen Showa Unyu Co. Ltd.	1,000	23,545
Nagoya Railroad Co. Ltd.	15,000	247,294
Nankai Electric Railway Co. Ltd.	9,000	197,221
Nikkon Holdings Co. Ltd.	5,000	88,667
Nishi-Nippon Railroad Co. Ltd.	5,000	102,570
Sakai Moving Service Co. Ltd.	1,000	33,551
Sankyu Inc.	4,000	144,759
Seibu Holdings Inc.	19,000	191,475
Seino Holdings Co. Ltd.	10,000	88,142
Senko Group Holdings Co. Ltd.	8,000	59,385
Sotetsu Holdings Inc.	7,000	111,941
Trancom Co. Ltd.	1,000	57,824
		1,854,334
Semiconductors & Semiconductor Equipment — 2.0%
Ferrotec Holdings Corp.	4,000	93,971
Japan Material Co. Ltd.	6,000	107,515
Megachips Corp.	1,000	19,520
Micronics Japan Co. Ltd.	2,000	21,586
Mimasu Semiconductor Industry Co. Ltd.	1,000	18,923
Mitsui High-Tec Inc.	1,600	94,692
Optorun Co. Ltd.	2,000	37,585
Rorze Corp.	1,000	62,714
RS Technologies Co. Ltd.	1,000	60,772
Sanken Electric Co. Ltd.	2,000	98,343
SCREEN Holdings Co. Ltd.	3,008	202,435
Shinko Electric Industries Co. Ltd.	6,000	170,434
Tokyo Seimitsu Co.Ltd.	3,000	96,136
Tri Chemical Laboratories Inc.	2,000	35,822
Ulvac Inc.	4,000	176,288
		1,296,736
Software — 1.6%
Alpha Systems Inc.	1,000	31,014
Appier Group Inc.(a)	4,000	48,946
Cybozu Inc.	2,000	32,977
Digital Arts Inc.	1,000	48,144
Freee KK(a)	3,000	73,673
Fuji Soft Inc.	2,000	119,472
Fukui Computer Holdings Inc.	1,000	21,567
Justsystems Corp.	3,000	73,425
Money Forward Inc.(a)	4,000	148,293
OBIC Business Consultants Co. Ltd.	3,000	103,662
PKSHA Technology Inc.(a)	1,000	13,724
Plus Alpha Consulting Co. Ltd.	1,000	22,110
Rakus Co.Ltd.	7,000	91,208
Sansan Inc.(a)	6,000	75,538
Systena Corp.	23,000	71,086
WingArc1st Inc.	2,000	32,138
		1,006,977
Specialty Retail — 2.8%
ABC-Mart Inc.	3,000	152,228
Adastria Co. Ltd.	2,000	29,357
Alpen Co. Ltd.	1,000	14,865
AOKI Holdings Inc.	3,000	15,048
ARCLANDS Corp.	2,000	21,847
Autobacs Seven Co. Ltd.	6,000	63,714
Bic Camera Inc.	8,000	73,668

Security	Shares	Value

Specialty Retail (continued)
DCM Holdings Co. Ltd.	8,000	$66,762
EDION Corp.	7,000	63,872
Geo Holdings Corp.	2,000	28,575
IDOM Inc.	4,000	21,882
JINS Holdings Inc.	1,000	31,634
Joshin Denki Co. Ltd.	1,000	13,904
Joyful Honda Co. Ltd.	4,000	54,115
Keiyo Co. Ltd.	3,000	19,744
Kohnan Shoji Co. Ltd.	2,000	48,283
Komeri Co. Ltd.	2,000	37,757
K's Holdings Corp.	13,000	107,941
Nafco Co. Ltd.	1,000	11,257
Nextage Co. Ltd.	4,000	90,488
Nishimatsuya Chain Co. Ltd.	3,000	30,564
Nojima Corp.	5,000	51,022
PAL GROUP Holdings Co. Ltd.	2,000	35,365
Sanrio Co. Ltd.	4,000	132,608
Shimamura Co. Ltd.	2,000	181,576
T-Gaia Corp.	2,000	24,047
United Arrows Ltd.	2,000	27,640
VT Holdings Co. Ltd.	6,000	22,246
Workman Co. Ltd.	2,000	72,587
Yamada Holdings Co. Ltd.	61,000	211,418
Yellow Hat Ltd.	3,000	37,787
		1,793,801
Technology Hardware, Storage & Peripherals — 0.6%
Eizo Corp.	1,000	26,295
Elecom Co. Ltd.	4,000	42,718
Konica Minolta Inc.	38,000	158,174
MCJ Co. Ltd.	6,000	42,102
Riso Kagaku Corp.	2,000	34,817
Toshiba TEC Corp.	2,000	54,291
Wacom Co. Ltd.	13,000	62,263
		420,660
Textiles, Apparel & Luxury Goods — 1.1%
Asics Corp.	14,000	305,712
Descente Ltd.	2,000	49,523
Goldwin Inc.	2,000	138,331
Gunze Ltd.	1,000	29,056
Japan Wool Textile Co. Ltd. (The)	4,000	29,445
Seiko Group Corp.	2,000	46,468
Seiren Co. Ltd.	4,000	76,732
Wacoal Holdings Corp.	3,000	51,012
		726,279
Trading Companies & Distributors — 1.8%
Hanwa Co. Ltd.	3,000	78,744
Inaba Denki Sangyo Co. Ltd.	4,000	81,387
Inabata & Co. Ltd.	3,000	51,949
Japan Pulp & Paper Co. Ltd.	1,000	36,610
Kanamoto Co. Ltd.	3,000	49,293
Kanematsu Corp.	6,000	67,000
MARUKA FURUSATO Corp.	2,000	58,392
Nagase & Co. Ltd.	8,000	118,371
Nichiden Corp.	1,000	12,445
Nippon Steel Trading Corp.	1,044	38,909
Nishio Rent All Co. Ltd.	2,000	45,185
Sojitz Corp.	20,000	356,418
Trusco Nakayama Corp.	4,000	61,264
Wakita & Co. Ltd.	3,000	26,238

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Yamazen Corp.	4,000	$29,270
Yuasa Trading Co. Ltd.	1,000	26,238
		1,137,713
Transportation Infrastructure — 0.9%
Japan Airport Terminal Co. Ltd.(a)	5,000	228,174
Kamigumi Co. Ltd.	9,000	183,788
Mitsubishi Logistics Corp.	4,000	97,782
Sumitomo Warehouse Co. Ltd. (The)	4,000	58,578
		568,322
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	2,000	40,018

Total Long-Term Investments — 99.1%
(Cost: $82,131,684)		64,312,647

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(c)(d)(e)	9,998	9,999

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	30,000	$30,000

Total Short-Term Securities — 0.1%
(Cost: $40,001)		39,999

Total Investments — 99.2%
(Cost: $82,171,685)		64,352,646

Other Assets Less Liabilities — 0.8%		519,280

Net Assets — 100.0%		$64,871,926

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$10,005	(a)	$—	$(4)	$(2)	$9,999	9,998	$121	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	20,000	(a)	—	—	—	30,000	30,000	135		—
					$(4)	$(2)	$39,999		$256		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	35	12/08/22	$510	$33,327

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$99,884	$64,212,763	$—	$64,312,647
Money Market Funds	39,999	—	—	39,999
	$139,883	$64,212,763	$—	$64,352,646
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$33,327	$—	$33,327

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares